Variable Interest Entities - Sale and Leaseback summary (Details) - Hilli - Variable Interest Entity, Primary Beneficiary - CSSC - Hilli / CSSC $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Sales value	$ 1,200.0
First repurchase option	633.2
Last repurchase option	$ 300.0